Equity (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	May 09, 2023	Nov. 14, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 26, 2023	Nov. 06, 2023	Aug. 08, 2023	Jun. 13, 2023	Jun. 09, 2023	Jun. 03, 2023	Mar. 22, 2023	Aug. 30, 2022	Jun. 17, 2022
Number of authorized shares			200,000,000	200,000,000	200,000,000
Post-split ordinary shares		15
Ordinary shares issued			24,661,470	27,989,465	24,661,470		673,019	1,293,450	328,506	2,650,423	863,100	169,920	57	531,069
Stock transfer at fair value									$ 105
Options to employee other services				$ 198	$ 624	$ 1,049
Dividends aggregated amount			$ 1,582
Recognized expenses	$ 153			$ 250
Underwriting Agreement Aegis Capital Corp [Member]
Description of agreement				Split, the Company effected a change in the American Depositary Share (“ADS”) ratios for its American Depositary Receipt program such that each ADS represents one ordinary share of no-par value of the Company (the “Ordinary Share”), instead of twenty (20) pre-Reverse Split Ordinary Shares.
Recognized expenses				$ 472
Bottom of range [member]
Number of authorized shares															50,000,000
Top of range [member]
Temporary authorized number of shares value															$ 200,000